Offerings - Offering: 1	Aug. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	21.55
Maximum Aggregate Offering Price	$ 64,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,928.16
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of shares of common stock of Peabody Energy Corporation, par value $0.01 per share (the "Common Stock"), that may be offered or issued under the Peabody Energy Corporation 2026 Incentive Plan as a result of a stock split, stock dividend or similar transaction. Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(h) and (c) of the Securities Act. The proposed maximum offering price per share, proposed maximum aggregate offering price and the amount of the registration fee are based on the average of the high and low prices per share for the Common Stock as reported on the New York Stock Exchange on August 3, 2026.